Investment Strategy - AQE Core ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in high-quality equity securities that it believes have the potential for long-term growth. A guiding principle of the Fund’s investment process is the consideration of each holding as an ownership interest in an underlying business. As such, the Fund seeks to purchase securities when the market price is reasonable relative to the company’s total enterprise value. The Adviser’s analysis typically will include consideration of fundamental analysis (including a review of a company’s balance sheet, historical earnings, valuation, and long-term growth prospects) to estimate intrinsic value and determine suitability for investment.

The Fund typically invests in equity securities of both U.S. and non-U.S. companies. While the Fund may invest in securities issued by companies of any market capitalization, it primarily emphasizes large-cap companies that exhibit stable operating histories, strong financial positions, and durable competitive advantages. The Fund maintains a long-term investment horizon and generally takes a low-turnover approach, though it may sell or reduce a position when an issuer exhibits deteriorating fundamentals, diminished management quality, or when the valuation of a security becomes excessive relative to projected earnings.

Additionally, the Fund may sell securities to manage overall portfolio risk or to pursue better investment opportunities. Under normal market conditions, the Fund intends to remain fully invested and typically holds only a small portion of its assets in cash or cash equivalents.

The Fund will lend portfolio securities to generate additional income through its custodian acting as its securities lending agent. In exchange for lending its portfolio securities, the borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned, and is marked-to-market daily. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds that comply with Rule 2a-7 under the 1940 Act. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding a Fund’s investments in particular types of securities.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in high-quality equity securities that it believes have the potential for long-term growth.